T. ROWE PRICE Global Allocation Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Arcos Dorados Holdings, Class A (USD)  21,765 210
Globant (USD) (1) 1,126 219
MercadoLibre (USD) (1) 940 1,569
Tenaris, ADR (USD)  1,455 47
Total Argentina (Cost $1,095) 2,045
AUSTRALIA 0.5%
Common Stocks 0.5%
ALS  6,155 62
ANZ Group Holdings  9,106 173
BHP Group  44,363 1,232
BHP Group (GBP)  12,365 341
BlueScope Steel  1,852 27
Capricorn Metals (1) 25,703 91
Challenger  14,030 65
Champion Iron  11,222 46
Champion Iron (CAD)  2,550 11
Cochlear  358 81
Downer EDI  25,738 84
Emerald Resources (1) 50,037 122
Fortescue  2,699 34
Frontier Digital Ventures (1) 215,761 58
Goodman Group  9,661 223
IGO  19,489 71
Macquarie Group  1,439 198
Northern Star Resources  18,240 169
oOh!media  66,161 63
Pilbara Minerals  91,311 177
Predictive Discovery (1) 184,797 22
Red 5 (1) 155,851 40
Reliance Worldwide  19,880 67
Scentre Group  157,731 360
South32  65,195 131
Worley  24,234 240
4,188
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (2) 140,000 119

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Transurban Finance, 4.125%, 2/2/26 (USD) (2) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD) (2) 67,000 64
Woodside Finance, 4.50%, 3/4/29 (USD) (2) 105,000 103
301
Total Australia (Cost $3,519) 4,489
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  15,012 1,096
Erste Group Bank  6,584 343
OMV  3,713 155
Schoeller-Bleckmann Oilfield Equipment  1,885 75
Total Austria (Cost $1,147) 1,669
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  29,527 84
Total Bahrain (Cost $82) 84
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  359,659 113
Square Pharmaceuticals  31,144 56
Total Bangladesh (Cost $199) 169
BELGIUM 0.0%
Common Stocks 0.0%
KBC Group  1,198 93
Shurgard Self Storage  2,216 86
Umicore  5,162 71
Warehouses De Pauw  3,651 99
Total Belgium (Cost $402) 349
BRAZIL 0.5%
Common Stocks 0.5%
B3  237,154 454

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CI&T, Class A (USD) (1)(3) 10,235 63
Hypera  32,365 164
Intelbras Industria de Telecomunicacao Eletronica Brasileira  16,073 60
Itau Unibanco Holding, ADR (USD)  64,000 385
Klabin  92,250 359
Localiza Rent a Car  50,309 389
Localiza Rent a Car, Rights, 8/7/2024  (1) 746 1
Multiplan Empreendimentos Imobiliarios  25,304 107
Petroleo Brasileiro, ADR (USD)  21,700 310
Raia Drogasil  97,961 481
TOTVS  11,500 57
Vale, ADR (USD)  54,730 594
WEG  35,627 318
Total Brazil (Cost $3,938) 3,742
CANADA 1.7%
Closed-End Mutual Funds 0.0%
Sprott Physical Uranium Trust (1) 1,400 26
26
Common Stocks 1.4%
Agnico Eagle Mines  3,538 273
Agnico Eagle Mines (USD)  967 75
Alamos Gold, Class A (3) 9,633 164
Alamos Gold, Class A  620 10
Alamos Gold, Class A (USD)  4,625 79
Aritzia (1) 5,822 191
AtkinsRealis Group (3) 4,315 186
ATS (1) 2,571 77
Aya Gold & Silver (1)(3) 16,787 189
Barrick Gold (USD)  7,787 144
Boardwalk Real Estate Investment Trust  1,261 71
Brookfield  5,328 260
BRP  2,280 165
Cameco (USD)  3,267 149
Canadian Apartment Properties REIT  1,390 48
Canadian National Railway (USD)  1,854 215
Canadian Natural Resources  6,770 240
Canadian Pacific Kansas City (USD)  1,377 115
Cenovus Energy  8,941 180
Colliers International Group (USD) (3) 421 57
Constellation Software  79 249
Constellation Software, Warrants, 3/31/40 (1)(4) 79 —

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Definity Financial  10,849 377
dentalcorp Holdings (1)(3) 9,562 55
Descartes Systems Group (1) 2,170 221
Descartes Systems Group (USD) (1) 887 90
Element Fleet Management  28,626 548
Enbridge (USD)  6,147 230
ERO Copper (1)(3) 32,127 628
Exchange Income (3) 2,796 98
Filo (1) 11,459 265
First Quantum Minerals  5,161 63
Foran Mining (1) 14,996 42
Franco-Nevada  3,691 476
Franco-Nevada (USD)  2,825 364
G Mining Ventures (1) 8,418 59
Ivanhoe Mines, Class A (1) 16,106 211
Jamieson Wellness  4,227 100
Kinaxis (1) 671 83
Kinross Gold (USD)  7,308 66
Lundin Gold  5,021 87
Magna International (USD) (3) 5,107 227
Maple Leaf Foods  4,505 82
National Bank of Canada  6,535 547
New Gold (1) 7,893 18
NGEx Minerals (1) 6,145 41
NuVista Energy (1) 10,751 104
Osisko Gold Royalties  7,312 128
Osisko Mining (1) 37,777 89
Osisko Mining, Warrants, 8/28/24 (1) 8,392 —
Parex Resources  1,637 25
Richelieu Hardware  2,930 87
Shopify, Class A (1) 2,061 126
Shopify, Class A (USD) (1) 5,457 334
Skeena Resources (1) 8,269 54
Snowline Gold (1) 199 1
Snowline Gold (1) 6,223 20
Spin Master  3,723 85
StorageVault Canada  44,038 150
Sun Life Financial  7,746 385
Suncor Energy (USD)  10,498 419
Teck Resources, Class B (USD)  5,585 274
TMX Group  5,014 152
Wesdome Gold Mines (1) 29,455 283
West Fraser Timber  1,027 91

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wheaton Precious Metals  7,019 420
Wheaton Precious Metals (USD)  6,706 401
11,743
Corporate Bonds 0.2%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 99
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 121
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 215
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 114
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 22
Enbridge, 5.625%, 4/5/34 (USD)  65,000 66
Enbridge, 6.20%, 11/15/30 (USD)  45,000 48
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 212
Thomson Reuters, 3.35%, 5/15/26 (USD)  10,000 10
Toronto-Dominion Bank, 1.15%, 6/12/25 (USD)  145,000 140
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 91
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  240,000 240
1,378
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 131
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 314
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 245
Province of Quebec, Series QO, 2.875%, 10/16/24 (USD)  50,000 49
739
Total Canada (Cost $10,994) 13,886
CAYMAN ISLANDS 0.1%
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (1)(4)(5) 1,810 497
Total Cayman Islands (Cost $89) 497
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  12,338 321
321
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 226

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (2) 220,000 198
424
Total Chile (Cost $610) 745
CHINA 1.4%
Common Stocks 1.0%
58.com (USD) (1)(4) 5,864 —
Alibaba Group Holding, ADR (USD)  10,124 798
Aluminum Corp. of China, Class H (HKD)  38,000 21
Atour Lifestyle Holdings, ADR (USD) (3) 1,833 31
Baidu, ADR (USD) (1)(3) 644 57
BeiGene, ADR (USD) (1) 680 113
BOC Aviation (HKD)  9,400 83
Bosideng International Holdings (HKD)  190,000 95
China Hongqiao Group (HKD)  18,000 22
China Resources Gas Group (HKD)  41,200 140
China Resources Mixc Lifestyle Services (HKD)  76,000 213
CMOC Group, Class H (HKD)  30,000 24
COSCO SHIPPING Energy Transportation, Class H (HKD) (3) 40,000 48
Fosun International (HKD)  49,500 26
Greentown Service Group (HKD)  12,000 5
H World Group (HKD)  37,600 113
Haier Smart Home, Class H (HKD)  33,600 110
Jiumaojiu International Holdings (HKD)  81,000 30
Kanzhun, ADR (USD)  16,137 219
KE Holdings, ADR (USD)  34,255 474
Kingboard Laminates Holdings (HKD)  75,000 68
Meituan, Class B (HKD) (1) 32,100 445
NetEase, ADR (USD)  3,892 359
New Oriental Education & Technology Group, ADR (USD) (1) 4,300 270
Nongfu Spring, Class H (HKD)  35,600 138
PDD Holdings, ADR (USD) (1) 5,338 688
Shandong Weigao Group Medical Polymer, Class H (HKD)  113,200 57
Silergy (TWD)  3,000 42
Tencent Holdings (HKD)  41,754 1,927
Tsingtao Brewery, Class H (HKD)  14,000 89
Wasion Holdings (HKD)  36,000 29
Yangzijiang Shipbuilding Holdings (SGD)  127,100 256
Yum China Holdings (USD)  29,994 907
Zhongsheng Group Holdings (HKD)  103,000 161
Zijin Mining Group, Class H (HKD)  42,000 85

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ZTO Express Cayman, ADR (USD)  19,889 377
8,520
Common Stocks - China A Shares 0.4%
China Oilfield Services, A Shares (CNH)  52,700 110
CNOOC Energy Technology & Services, A Shares (CNH)  155,600 83
CRCC, A Shares (CNH)  204,500 216
Eastroc Beverage Group, A Shares (CNH)  2,700 87
Fuyao Glass Industry Group, A Shares (CNH)  67,262 419
Hangcha Group, A Shares (CNH)  59,780 138
Hongfa Technology, A Shares (CNH)  22,060 84
Huali Industrial Group, A Shares (CNH)  9,000 73
Humanwell Healthcare Group, A Shares (CNH)  19,600 54
Jason Furniture Hangzhou, A Shares (CNH)  16,882 59
Jiangsu Hengli Hydraulic, A Shares (CNH)  9,800 62
Kweichow Moutai, A Shares (CNH)  360 71
Montage Technology, A Shares (CNH)  6,965 57
NARI Technology, A Shares (CNH)  26,121 87
Shandong Pharmaceutical Glass, A Shares (CNH)  34,600 117
Shenzhen Inovance Technology, A Shares (CNH)  13,300 86
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  6,200 221
Warom Technology, A Shares (CNH)  22,041 62
WUS Printed Circuit Kunshan, A Shares (CNH)  9,900 46
Xiamen Faratronic, A Shares (CNH)  6,500 78
Xuji Electric, A Shares (CNH)  26,200 111
Yankershop Food, A Shares (CNH)  12,900 68
Yantai Jereh Oilfield Services Group, A Shares (CNH)  32,100 140
Yifeng Pharmacy Chain, A Shares (CNH)  119,056 345
YTO Express Group, A Shares (CNH)  24,100 48
Yunnan Aluminium, A Shares (CNH)  53,100 89
Zhejiang Dingli Machinery, A Shares (CNH)  6,000 44
3,055
Total China (Cost $11,590) 11,575
COLOMBIA 0.0%
Common Stocks 0.0%
Bancolombia, ADR (USD)  1,509 50
Geopark (USD)  3,025 30
Total Colombia (Cost $72) 80

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
DENMARK 0.4%
Common Stocks 0.4%
Coloplast, Class B (3) 1,761 229
Genmab (1) 591 167
Novo Nordisk, ADR (USD)  2,676 355
Novo Nordisk, Class B  15,720 2,083
Royal Unibrew (1) 966 76
Zealand Pharma (1) 1,459 196
3,106
Corporate Bonds 0.0%
Danske Bank, VR, 3.244%, 12/20/25 (USD) (2)(6) 335,000 331
331
Total Denmark (Cost $2,280) 3,437
EGYPT 0.0%
Common Stocks 0.0%
Integrated Diagnostics Holdings (USD) (1) 33,821 10
Total Egypt (Cost $24) 10
FINLAND 0.2%
Common Stocks 0.2%
Elisa  5,586 260
Mandatum  12,159 56
Sampo, Class A  18,452 809
Stora Enso, Class R  10,991 138
Valmet  12,223 346
Total Finland (Cost $1,352) 1,609
FRANCE 1.7%
Common Stocks 1.6%
Air Liquide  2,649 483
Airbus  5,356 811
Alstom (1) 4,140 81
ArcelorMittal  6,698 153
AXA  25,247 886
Beneteau (3) 4,960 48

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BNP Paribas  6,012 412
Capgemini  720 143
Cie de Saint-Gobain  1,623 139
Coface  4,748 72
Dassault Aviation  1,126 227
Dassault Systemes  1,668 63
Edenred  8,939 372
Engie  37,151 584
Eramet  1,149 98
Esker  489 107
EssilorLuxottica  2,683 614
Eurofins Scientific  2,518 149
Euronext  3,949 399
Forvia  3,171 37
Gecina  513 51
Kering  449 138
L'Oreal  750 324
Lectra  3,093 87
Legrand  2,942 318
LVMH Moet Hennessy Louis Vuitton  1,119 789
Nexity (1) 8,149 92
Planisware (1) 5,913 178
Safran  2,604 572
Sanofi  8,712 898
Sartorius Stedim Biotech  1,733 346
Schneider Electric  319 77
SPIE  16,084 622
Teleperformance  908 117
Thales  862 137
TotalEnergies  29,589 1,996
Ubisoft Entertainment (1) 3,436 71
Verallia  8,329 245
Vinci  640 73
Virbac  352 134
13,143
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (2)(6) 350,000 302
BPCE, 4.50%, 3/15/25 (USD) (2) 400,000 396
TotalEnergies Capital International, 2.434%, 1/10/25 (USD)  275,000 271
969
Total France (Cost $10,461) 14,112

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
GEORGIA 0.0%
Common Stocks 0.0%
Georgia Capital (GBP) (1) 5,545 76
Total Georgia (Cost $46) 76
GERMANY 1.6%
Common Stocks 1.5%
Adesso  516 51
Allianz  2,473 697
BASF  5,634 262
Bayer  7,017 209
Covestro (1) 5,591 329
Daimler Truck Holding  9,490 367
Deutsche Boerse  137 28
Deutsche Post  2,581 115
Deutsche Telekom  41,749 1,092
Douglas (1) 2,502 52
Evotec (1) 10,628 100
flatexDEGIRO  15,883 224
Fresenius (1) 8,675 311
Heidelberg Materials  912 95
Hypoport (1) 401 119
Infineon Technologies  8,794 306
KION Group  4,227 167
Knaus Tabbert (3) 1,438 48
LEG Immobilien  1,361 119
Mercedes-Benz Group  1,469 97
Merck  2,162 386
Muenchener Rueckversicherungs-Gesellschaft  1,374 677
Nagarro (1) 746 65
Puma  7,165 356
Redcare Pharmacy (1)(3) 2,025 303
SAP  8,018 1,695
Schott Pharma (3) 6,894 238
Scout24  4,683 370
Siemens  14,539 2,662
Siemens Healthineers  12,840 688
Siltronic  3,005 245
Symrise  2,082 262

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Zalando (1) 2,982 77
12,812
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (2) 155,000 150
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (2) 155,000 155
305
Preferred Stocks 0.1%
Dr. Ing. h.c. F. Porsche  2,195 165
Sartorius  874 248
Volkswagen  790 88
501
Total Germany (Cost $10,622) 13,618
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  81,800 547
ASMPT  4,900 51
Budweiser Brewing APAC  125,500 152
CK Hutchison Holdings  13,500 71
Galaxy Entertainment Group  17,000 72
Hong Kong Exchanges & Clearing  2,200 65
Hongkong Land Holdings (USD)  14,300 46
Impro Precision Industries  201,000 52
Jardine Matheson Holdings (USD)  8,800 310
Kerry Properties  14,500 25
Samsonite International  33,300 96
Sun Hung Kai Properties  17,583 152
Wharf Real Estate Investment  10,343 25
Yue Yuen Industrial Holdings  25,000 41
Total Hong Kong (Cost $1,824) 1,705
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  8,511 436
Total Hungary (Cost $285) 436

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (1) 4,317 52
Arion Banki  132,114 127
Total Iceland (Cost $205) 179
INDIA 1.1%
Common Stocks 1.1%
Asian Paints  8,695 321
Astral  5,357 140
Axis Bank  33,113 463
Blue Star  6,801 140
Computer Age Management Services  461 25
Craftsman Automation  272 18
CreditAccess Grameen  5,623 89
Dixon Technologies India  791 115
HDFC Asset Management  5,661 279
HDFC Bank  16,987 328
HDFC Life Insurance  54,757 469
Hindalco Industries  4,916 39
Hindustan Unilever  8,233 266
ICICI Bank  43,789 638
ICICI Bank, ADR (USD)  2,991 87
Indraprastha Gas  91 1
Info Edge India  1,280 108
Infosys  35,173 780
InterGlobe Aviation (1) 407 22
Jio Financial Services (1) 26,571 105
JSW Steel  3,513 39
Kotak Mahindra Bank  44,093 955
Larsen & Toubro  9,499 434
Metro Brands  4,171 67
Nexus Select Trust  23,522 43
NTPC  51,791 258
Page Industries  181 92
Polycab India  1,871 154
Reliance Industries  32,824 1,183
Sapphire Foods India (1) 3,328 66
Tata Consultancy Services  4,780 251
Tata Motors  12,517 173

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Tata Steel  44,269 88
TeamLease Services (1) 1,975 83
Titan  4,741 196
Torrent Pharmaceuticals  1,768 67
Varun Beverages  3,293 62
Vedant Fashions  4,288 59
Voltas  4,290 79
Zomato (1) 79,479 219
Total India (Cost $6,291) 9,001
INDONESIA 0.2%
Common Stocks 0.2%
Amman Mineral Internasional (1) 52,900 39
Bank Central Asia  1,306,400 827
Bank Mandiri Persero  629,800 248
Sarana Menara Nusantara  750,900 37
Sumber Alfaria Trijaya  961,200 168
Telkom Indonesia Persero  490,500 87
Total Indonesia (Cost $931) 1,406
IRELAND 0.2%
Common Stocks 0.1%
Cairn Homes (GBP)  85,630 176
DCC (GBP)  2,440 168
ICON (USD) (1) 1,434 471
Kenmare Resources (GBP)  5,064 21
Ryanair Holdings, ADR (USD)  1,540 156
992
Corporate Bonds 0.1%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 142
AerCap Ireland Capital, 5.75%, 6/6/28 (USD)  265,000 271
413
Total Ireland (Cost $1,300) 1,405
ITALY 0.5%
Common Stocks 0.5%
Amplifon  9,769 310
Ariston Holding  11,660 47

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Banca Mediolanum  8,266 98
BFF Bank  8,729 99
Carel Industries  6,359 117
De' Longhi  5,428 171
DiaSorin  1,051 115
Enel  27,596 197
Ermenegildo Zegna (USD) (3) 17,670 200
FinecoBank Banca Fineco  9,424 160
GVS (1) 10,547 73
Interpump Group  1,338 58
Intesa Sanpaolo  166,046 674
Leonardo  7,211 172
Moncler  3,324 198
PRADA (HKD)  28,700 207
Prysmian  6,401 440
Stellantis  5,865 98
Technoprobe (1) 10,122 92
UniCredit  7,293 299
3,825
Corporate Bonds 0.0%
Enel Finance International, 2.125%, 7/12/28 (USD) (2) 200,000 180
180
Total Italy (Cost $2,460) 4,005
JAPAN 3.8%
Common Stocks 3.8%
Aida Engineering  3,200 18
Aiful  159,700 414
Aisin  2,800 94
ARE Holdings  600 8
Asahi Group Holdings (3) 3,300 121
Asahi Kasei  15,700 113
Astellas Pharma  29,600 343
Calbee  4,600 106
Central Japan Railway  6,200 146
Chugai Pharmaceutical  12,800 559
Comforia Residential REIT (3) 31 64
CyberAgent  16,200 105
Daiei Kankyo  13,000 249
Daiichi Sankyo  10,400 424
Daikin Industries  600 87

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Daiwabo Holdings  9,600 181
Denso  15,900 261
Dexerials  2,600 125
Disco  700 234
eGuarantee  2,800 27
Eiken Chemical  8,700 141
Electric Power Development  13,900 230
Fujitsu  8,000 145
Fukuoka Financial Group  2,500 70
Fuso Chemical (3) 3,300 85
Hamamatsu Photonics  6,500 187
Hanwa  10,000 386
Hikari Tsushin  2,200 412
Hitachi  32,900 711
Honda Motor  8,500 91
Horiba  4,000 317
Idec  8,500 175
IHI  9,300 339
Inpex  24,000 371
Invincible Investment  245 111
Isetan Mitsukoshi Holdings  3,400 68
Isuzu Motors  8,700 118
ITOCHU  12,700 651
Japan Metropolitan Fund Invest  46 29
JFE Holdings  2,600 38
Kao  5,100 223
Keyence  600 262
Kirin Holdings  6,600 93
Komatsu  5,900 168
Konica Minolta  53,600 157
Kyoritsu Maintenance  1,200 23
LY  53,700 134
MatsukiyoCocokara  5,200 85
METAWATER  11,400 142
MINEBEA MITSUMI  2,500 60
Mitsubishi  8,800 182
Mitsubishi Electric  37,600 626
Mitsubishi Estate  32,900 561
Mitsubishi HC Capital  16,100 116
Mitsubishi UFJ Financial Group  104,100 1,202
Mitsui Chemicals  2,500 72
Mitsui Fudosan  76,700 795
Mitsui Fudosan Logistics Park (3) 20 56

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Miura  16,700 388
Modec  7,600 142
Murata Manufacturing  20,400 454
Nakanishi  7,700 133
Nextage (3) 26,800 365
Nifco  3,900 99
Nintendo  4,300 238
Nippon Ceramic  2,500 41
Nippon Sanso Holdings  2,500 82
Nippon Seiki  10,300 94
Nippon Soda  8,600 309
Nippon Steel  18,400 399
Nippon Telegraph & Telephone  556,100 593
Nipro  28,100 245
Niterra  11,400 338
Nomura Real Estate Holdings  4,500 126
Nomura Research Institute  5,500 170
NTT Data Group  800 12
Obara Group  6,200 165
Olympus  20,000 345
Omron  2,000 74
Open House Group  1,300 46
ORIX  19,600 474
Otsuka Holdings  600 31
Panasonic Holdings  20,700 170
Persol Holdings  207,300 356
Recruit Holdings  14,900 854
Renesas Electronics  29,300 505
Rengo  26,800 187
Resona Holdings  47,700 342
Resorttrust  10,500 177
Round One  20,400 121
Sakata INX  15,800 186
Sankyu  3,200 109
Sega Sammy Holdings  14,100 228
Seven & i Holdings  69,200 829
Shimadzu  2,400 71
Shimizu  27,700 174
Shin-Etsu Chemical  7,100 315
Shionogi  2,200 97
SMC  200 97
Sompo Holdings  6,300 144
Sony Group  12,100 1,075

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Stanley Electric  7,200 141
SUMCO  4,200 69
Sumitomo  16,300 405
Sumitomo Metal Mining  1,400 43
Sumitomo Mitsui Trust Holdings  5,100 129
Sumitomo Seika Chemicals  2,200 78
Suntory Beverage & Food (3) 3,400 122
Suzuki Motor  15,600 179
Taiheiyo Cement  19,900 544
Takashimaya  9,200 170
Takeda Pharmaceutical  3,300 93
Takeuchi Manufacturing  3,800 122
TechnoPro Holdings  7,800 150
THK  4,400 83
Timee (1) 7,700 75
TIS  2,500 54
Tokai Carbon (3) 33,100 212
Tokio Marine Holdings  23,300 914
Tokyo Century  6,900 73
Tokyo Electron  3,500 732
Tokyo Seimitsu  2,700 186
Tokyo Tatemono (3) 7,300 127
Toyo Tire  21,000 343
Toyota Industries  1,900 160
Toyota Motor  49,600 953
Toyota Tsusho  5,800 116
TRYT (1)(3) 41,100 118
Welcia Holdings  3,000 40
Yellow Hat  8,800 154
31,296
Corporate Bonds 0.0%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27 (USD) (6) 300,000 282
282
Total Japan (Cost $23,061) 31,578
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  7,236 128
Kaspi.KZ, ADR (USD)  2,939 382
NAC Kazatomprom, GDR (USD)  5,775 220
Total Kazakhstan (Cost $374) 730

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  156,400 49
Safaricom  47,000 6
Total Kenya (Cost $50) 55
LITHUANIA 0.0%
Common Stocks 0.0%
Baltic Classifieds Group (GBP)  41,104 143
Total Lithuania (Cost $83) 143
LUXEMBOURG 0.1%
Common Stocks 0.1%
CVC Capital Partners (1) 20,843 392
Total Luxembourg (Cost $329) 392
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  159,237 115
Total Mauritius (Cost $113) 115
MEXICO 0.2%
Common Stocks 0.2%
Becle  82,313 136
Corp. Inmobiliaria Vesta  29,242 86
Corp. Inmobiliaria Vesta, ADR (USD)  871 26
Fomento Economico Mexicano, ADR (USD)  1,000 110
Gruma, Class B  15,701 295
Grupo Aeroportuario del Sureste, ADR (USD)  282 85
Grupo Mexico, Series B  33,970 191
Industrias Penoles (1) 3,361 49
Vista Energy, ADR (USD) (1) 450 20
Wal-Mart de Mexico  132,964 442
1,440

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 253
253
Total Mexico (Cost $1,539) 1,693
MOROCCO 0.0%
Common Stocks 0.0%
Attijariwafa Bank  2,305 129
Hightech Payment Systems  2,523 132
Label Vie  161 74
Total Morocco (Cost $306) 335
NETHERLANDS 1.2%
Common Stocks 1.1%
Aalberts  2,309 88
Adyen (1) 350 428
AerCap Holdings (USD)  1,140 107
Akzo Nobel  8,029 496
Argenx, ADR (USD) (1) 1,130 583
ASML Holding  3,015 2,808
ASML Holding (USD)  487 456
ASR Nederland  1,530 77
Heineken  9,619 854
IMCD  1,283 185
ING Groep (3) 80,879 1,468
Koninklijke Philips (1) 18,481 519
Prosus  16,681 582
Signify  2,518 62
Universal Music Group  7,102 169
8,882
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (2) 290,000 266
NXP, 2.65%, 2/15/32 (USD)  375,000 318
Shell International Finance, 3.25%, 5/11/25 (USD)  75,000 74
658
Total Netherlands (Cost $5,627) 9,540

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  5,045 97
97
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (2) 200,000 204
204
Total New Zealand (Cost $214) 301
NORWAY 0.3%
Common Stocks 0.3%
DNB Bank  36,656 757
Equinor  27,453 727
Equinor, ADR (USD)  3,232 86
Frontline  2,552 63
Norsk Hydro  7,335 41
Seadrill (USD) (1) 6,744 371
Storebrand  42,576 427
Subsea 7  8,860 171
TGS  18,510 226
Total Norway (Cost $1,949) 2,869
OMAN 0.0%
Common Stocks 0.0%
OQ Gas Networks (OMR)  107,364 39
Total Oman (Cost $41) 39
PAKISTAN 0.0%
Common Stocks 0.0%
National Bank of Pakistan (1) 390,500 67
Systems  31,666 47
Total Pakistan (Cost $102) 114

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PANAMA 0.0%
Common Stocks 0.0%
Banco Latinoamericano de Comercio Exterior, Class E (USD)  1,233 40
40
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 25
25
Total Panama (Cost $53) 65
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  1,218 208
InRetail Peru (USD)  1,775 52
Southern Copper (USD)  8,723 930
Total Peru (Cost $820) 1,190
PHILIPPINES 0.1%
Common Stocks 0.1%
Ayala  5,450 55
BDO Unibank  142,952 336
Jollibee Foods  56,310 222
SM Investments  10,290 161
Universal Robina  3,890 8
Total Philippines (Cost $723) 782
POLAND 0.0%
Government Bonds 0.0%
Republic of Poland, 3.25%, 4/6/26 (USD)  55,000 54
Total Poland (Cost $55) 54
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  219,305 92
Galp Energia  33,895 713

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Jeronimo Martins  42,959 751
Total Portugal (Cost $1,201) 1,556
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  76,860 322
Total Qatar (Cost $374) 322
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  44,758 282
BRD-Groupe Societe Generale  13,429 64
OMV Petrom  1,027,718 177
Total Romania (Cost $321) 523
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (4) 80,680 —
Gazprom (1)(4) 31,212 —
GMK Norilskiy Nickel (4) 31,100 —
Moscow Exchange (4) 51,640 —
Polyus (1)(4) 294 —
Total Russia (Cost $481) —
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Al Rajhi Bank  23,171 528
Arabian Internet & Communications Services  1,871 147
Saudi Arabian Mining (1) 5,608 65
Saudi Awwal Bank  8,233 86
Saudi Basic Industries  12,612 265
Saudi National Bank  57,818 584
Total Saudi Arabia (Cost $1,659) 1,675

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SINGAPORE 0.2%
Common Stocks 0.2%
CapitaLand Integrated Commercial Trust  63,100 99
DBS Group Holdings  7,780 213
Digital Core REIT Management (USD)  42,800 24
Mapletree Industrial Trust  35,800 62
Sea, ADR (USD) (1) 6,448 424
United Overseas Bank  19,000 461
Wilmar International  76,100 181
Total Singapore (Cost $1,093) 1,464
SLOVENIA 0.0%
Common Stocks 0.0%
Nova Ljubljanska Banka, GDR  8,860 252
Total Slovenia (Cost $126) 252
SOUTH AFRICA 0.2%
Common Stocks 0.2%
Anglo American Platinum  1,642 64
Anglogold Ashanti (USD)  1,881 53
Anglogold Ashanti  4,335 125
Bid  8,201 204
Capitec Bank Holdings  868 135
Clicks Group  15,231 296
Gold Fields  6,401 111
Harmony Gold Mining  5,257 52
Impala Platinum Holdings  21,587 111
Northam Platinum Holdings  12,779 100
Sanlam  20,679 93
Sibanye Stillwater  46,283 53
1,397
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (2) 200,000 175
175
Total South Africa (Cost $1,355) 1,572

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SOUTH KOREA 0.6%
Common Stocks 0.6%
Hyundai Mobis  1,828 296
KB Financial Group  976 63
KT  5,676 165
KT, ADR (USD)  6,473 94
LG Chem  938 211
Lotte Chemical  300 22
NAVER  1,553 198
POSCO Holdings  117 30
Samsung Electronics  58,633 3,616
SK Hynix  3,534 507
Total South Korea (Cost $3,421) 5,202
SPAIN 0.3%
Common Stocks 0.3%
Aedas Homes  4,209 106
Amadeus IT Group  14,661 966
Cellnex Telecom  1,063 37
Fluidra  5,005 111
Iberdrola  37,876 500
Laboratorios Farmaceuticos Rovi  3,450 332
Puig Brands, Class B (1) 3,552 99
2,151
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 184
184
Total Spain (Cost $1,569) 2,335
SWEDEN 0.5%
Common Stocks 0.5%
Assa Abloy, Class B  14,431 439
Autoliv, SDR  2,119 212
Beijer Ref (3) 8,444 134
Boliden  4,032 123
Camurus (1) 1,463 93
Elekta, Class B  16,241 102
Essity, Class B  20,547 578

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hexagon, Class B  8,166 83
Millicom International Cellular, SDR (1) 3,465 86
Nordnet (3) 6,833 140
Norva24 Group (1) 27,727 80
Sandvik  25,989 532
Spotify Technology (USD) (1) 926 318
Svenska Cellulosa, Class B  20,653 281
Svenska Handelsbanken, Class A  22,077 223
Sweco, Class B  4,584 74
Swedbank, Class A  6,013 128
Telefonaktiebolaget LM Ericsson, Class B  53,885 370
Trelleborg, Class B  2,486 92
Troax Group  1,491 34
Total Sweden (Cost $3,457) 4,122
SWITZERLAND 1.3%
Common Stocks 1.2%
ABB  9,111 506
Alcon  7,934 751
ams-OSRAM (1) 31,384 42
Barry Callebaut  58 93
Cie Financiere Richemont, Class A  7,221 1,101
DKSH Holding  2,095 164
Julius Baer Group  12,761 698
Montana Aerospace (1) 10,812 230
Nestle  11,490 1,164
Novartis  7,004 782
On Holding, Class A (USD) (1)(3) 2,097 87
Partners Group Holding  288 388
Roche Holding  2,848 922
Sandoz Group  3,015 131
Sensirion Holding (1)(3) 614 58
SKAN Group  517 47
Sonova Holding  1,136 348
TE Connectivity (USD)  12,687 1,958
Tecan Group  254 95
Zurich Insurance Group  691 380
9,945
Corporate Bonds 0.1%
Alcon Finance, 2.60%, 5/27/30 (USD) (2) 235,000 208
UBS Group, VR, 1.364%, 1/30/27 (USD) (2)(6) 300,000 282

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UBS Group, VR, 3.179%, 2/11/43 (USD) (2)(6) 200,000 146
636
Total Switzerland (Cost $7,983) 10,581
TAIWAN 1.2%
Common Stocks 1.2%
Accton Technology  12,000 188
Advantech  15,000 159
ASE Technology Holding  16,000 75
Chailease Holding  77,601 362
China Steel  38,000 27
Delta Electronics  49,000 629
Hon Hai Precision Industry  86,000 528
Largan Precision  1,000 87
MediaTek  16,000 609
Taiwan Semiconductor Manufacturing  238,000 6,943
Taiwan Semiconductor Manufacturing, ADR (USD)  2,621 435
Total Taiwan (Cost $4,070) 10,042
THAILAND 0.1%
Common Stocks 0.1%
Bangkok Dusit Medical Services, NVDR  230,100 170
Bumrungrad Hospital  27,600 191
SCB X  61,300 177
WHA  228,100 33
Total Thailand (Cost $554) 571
UNITED KINGDOM 3.0%
Common Stocks 2.7%
Adriatic Metals, CDI (AUD) (1) 74,291 156
Airtel Africa  2,362 3
Amcor, CDI (AUD)  6,458 69
Anglo American  13,047 396
Ascential  60,917 449
Ashtead Group  2,060 149
AstraZeneca  5,980 950
AstraZeneca, ADR (USD)  39,921 3,160
Auction Technology Group (1) 15,197 99
Barclays  53,637 160

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Big Yellow Group  15,157 236
BP  133,437 789
BP, ADR (USD)  6,152 218
Bridgepoint Group  78,618 296
British American Tobacco  2,282 81
BT Group  185,594 337
Bunzl  5,250 220
Cab Payments Holdings (1) 10,013 12
Centamin  30,629 50
Compass Group  13,680 421
Croda International  4,423 230
Derwent London  1,490 44
Diageo  7,886 245
Diploma  1,296 74
Dowlais Group  50,303 41
Endava, ADR (USD) (1) 5,054 161
Experian  9,597 453
Ferguson (USD)  1,847 411
Genuit Group  20,865 137
Genus  5,172 121
Glencore  66,983 372
Great Portland Estates  29,092 131
Greggs  5,870 236
GSK, ADR (USD) (3) 7,062 274
Helios Towers (1) 97,609 158
Hiscox  14,003 229
HSBC Holdings  71,442 650
Immunocore Holdings, ADR (USD) (1) 1,028 41
Imperial Brands  7,810 215
Informa  31,635 353
InterContinental Hotels Group  283 28
Intermediate Capital Group  6,606 186
Investec  7,843 62
IQE (1) 286,423 115
Johnson Matthey  6,406 135
Keywords Studios  13,305 409
Kingfisher  79,242 282
Lloyds Banking Group  188,268 144
London Stock Exchange Group  4,577 557
Melrose Industries  36,199 274
National Grid  74,129 941
Next  2,289 268
Oxford Nanopore Technologies (1) 20,183 31

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Pearson  6,256 85
Persimmon  16,648 339
Prudential  14,572 131
Renishaw  1,842 90
Rentokil Initial  8,760 53
Rio Tinto  2,270 148
Rolls-Royce Holdings (1) 66,341 384
Rotork  49,533 231
Segro  32,517 383
Shell  9,623 351
Shell, ADR (USD)  5,399 395
Smith & Nephew  9,799 141
Smiths Group  3,897 89
Spirax Group  1,290 151
SSE  4,322 105
Standard Chartered  24,269 240
Syncona (1) 33,100 53
Taylor Wimpey  41,784 86
TBC Bank Group  669 27
Unilever (EUR)  2,121 130
Unilever  29,870 1,836
UNITE Group  4,864 60
Victrex  7,948 112
Watches of Switzerland Group (1) 15,079 79
Weir Group  5,129 134
WPP  40,314 389
Yellow Cake (1) 3,654 26
YouGov  18,891 112
22,619
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $10 (1)(4)(5) 475 7
7
Corporate Bonds 0.3%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 315
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 110
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (2) 210,000 194
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 180
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 221
Nationwide Building Society, 1.50%, 10/13/26 (USD) (2) 405,000 376
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 92
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 187

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Standard Chartered, VR, 1.822%, 11/23/25 (USD) (2)(6) 320,000 316
1,991
Total United Kingdom (Cost $19,154) 24,617
UNITED STATES 73.7%
Asset-Backed Securities 0.5%
AmeriCredit Automobile Receivables Trust, Series 2021-2,
Class D, 1.29%, 6/18/27  150,000 142
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (2) 100,000 101
Avis Budget Rental Car Funding AESOP, Series 2019-2A,
Class B, 3.55%, 9/22/25 (2) 35,000 35
Avis Budget Rental Car Funding AESOP, Series 2020-2A,
Class A, 2.02%, 2/20/27 (2) 100,000 96
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%,
7/15/27  90,000 87
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 143
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (2) 190,000 178
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (2) 125,450 116
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (2) 126,425 112
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38 (2) 75,627 77
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38 (2) 75,627 77
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%,
4/22/30 (2) 190,629 191
Exeter Automobile Receivables Trust, Series 2021-4A, Class C,
1.46%, 10/15/27  81,251 81
Ford Credit Auto Owner Trust, Series 2020-2, Class C, 1.74%,
4/15/33 (2) 115,000 110
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%,
8/15/35 (2) 185,000 186
Ford Credit Floorplan Master Owner Trust, Series 2020-2,
Class B, 1.32%, 9/15/27  205,000 196
GM Financial Automobile Leasing Trust, Series 2023-1, Class
C, 5.76%, 1/20/27  180,000 180
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (2) 109,725 113
Invesco U.S., Series 2023-1A, Class AR, CLO, FRN, 3M TSFR
+ 1.57%, 6.852%, 4/22/37 (2) 250,000 251

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Jamestown XV, Series 2020-15A, Class A1R, CLO, FRN, 3M
TSFR + 1.37%, 6.698%, 7/15/35 (2) 250,000 250
JPMorgan Chase Bank, Series 2021-2, Class C, 0.969%,
12/26/28 (2) 13,530 13
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%,
2/15/29 (2) 50,000 50
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (2) 59,369 57
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (2) 29,486 28
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (2) 102,981 100
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (2) 22,308 20
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (2) 22,894 21
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%,
4/20/62 (2) 130,707 120
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (2) 41,960 42
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%,
8/9/29 (2) 100,000 90
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (2) 123,694 110
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M TSFR
+ 1.55%, 6.835%, 4/25/37 (2) 250,000 251
SMB Private Education Loan Trust, Series 2016-A, Class A2A,
2.70%, 5/15/31 (2) 5,764 6
SMB Private Education Loan Trust, Series 2016-B, Class A2B,
FRN, 1M TSFR + 1.564%, 6.893%, 2/17/32 (2) 14,560 15
SMB Private Education Loan Trust, Series 2017-A, Class A2A,
2.88%, 9/15/34 (2) 35,363 35
SMB Private Education Loan Trust, Series 2018-B, Class A2A,
3.60%, 1/15/37 (2) 24,687 24
SMB Private Education Loan Trust, Series 2020-B, Class A1A,
1.29%, 7/15/53 (2) 46,293 43
SMB Private Education Loan Trust, Series 2021-A, Class APT1,
1.07%, 1/15/53 (2) 108,813 97
U.S. Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (2) 176,245 178
4,022
Bond Mutual Funds 15.2%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.493% (7)
(8) 2,018,555 15,523
T. Rowe Price Emerging Markets Local Currency Bond Fund - I
Class, 6.51% (7)(8) 3,627,808 17,341
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.013% (7)(8) 4,829,277 32,549

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 8.40% (7)(8) 948,750 8,985
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.85% (7)(8) 2,692,881 21,085
T. Rowe Price International Bond Fund - I Class, 3.655% (7)(8) 3,378,333 23,952
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.439% (7)(8) 809,465 6,856
126,291
Common Stocks 31.2%
AbbVie  5,295 981
Acadia Realty Trust, REIT  11,035 239
Adobe (1) 943 520
Advanced Micro Devices (1) 10,797 1,560
Alcoa  442 15
Alexandria Real Estate Equities, REIT  552 65
Allstate  8,825 1,510
Alphabet, Class A  3,141 539
Alphabet, Class C  40,657 7,040
Amazon.com (1) 45,600 8,526
Ameren  9,620 763
American Express  9,374 2,372
American Homes 4 Rent, Class A, REIT  9,366 338
American Tower, REIT  2,619 577
AMETEK  11,337 1,967
Amgen  2,086 694
Amphenol, Class A  19,655 1,263
Analog Devices  7,052 1,632
API Group (1) 7,320 277
Apollo Global Management  2,918 366
Apple  55,195 12,258
Apple Hospitality REIT, REIT  8,163 121
Applied Materials  1,739 369
Atlas Energy Solutions (3) 2,217 47
Atlassian, Class A (1) 504 89
Atmos Energy  2,682 343
AutoZone (1) 236 740
AvalonBay Communities, REIT  2,204 452
Baker Hughes  3,241 125
Ball  1,244 79
Bank of America  61,638 2,485
Becton Dickinson & Company  1,800 434
Berkshire Hathaway, Class B (1) 7,162 3,141
BILL Holdings (1) 3,150 157

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Boeing (1) 1,400 267
Booking Holdings  376 1,397
Booz Allen Hamilton Holding  6,614 948
Bristol-Myers Squibb  4,400 209
Broadcom  7,325 1,177
Broadridge Financial Solutions  3,107 665
Camden Property Trust, REIT  1,284 142
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179 (1)(4)
(5) 105 112
Carvana (1) 5,147 686
Cava Group (1) 858 72
CBRE Group, Class A (1) 426 48
Celsius Holdings (1) 5,827 273
Cencora  11,455 2,725
CenterPoint Energy  931 26
CF Industries Holdings  1,247 95
Charles Schwab  23,217 1,514
Chesapeake Energy  10,218 780
Chevron  8,431 1,353
Chipotle Mexican Grill (1) 10,974 596
Chubb  4,703 1,296
Cigna Group  1,881 656
Cintas  122 93
Citigroup  20,330 1,319
Cleveland-Cliffs (1) 2,535 39
CME Group  2,122 411
Coca-Cola  47,970 3,202
Colgate-Palmolive  23,337 2,315
Comcast, Class A  13,600 561
Commercial Metals  799 48
Confluent, Class A (1) 6,855 172
ConocoPhillips  23,285 2,589
Constellation Energy  3,182 604
Corebridge Financial  11,412 337
Corpay (1) 1,182 345
Coupang (1) 1,800 37
Crowdstrike Holdings, Class A (1) 339 79
Crown Castle, REIT  1,348 148
CSX  71,671 2,516
CubeSmart, REIT  5,721 272
Cummins  4,988 1,455
Danaher  3,946 1,093
Datadog, Class A (1) 537 63

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Dayforce (1)(3) 2,997 178
Deere  2,581 960
Diamondback Energy  8,197 1,658
Dollar General  3,687 444
Dollar Tree (1) 5,000 522
Dominion Energy  723 39
DoorDash, Class A (1) 1,059 117
Douglas Emmett, REIT  4,915 79
Dover  7,250 1,336
East West Bancorp  2,489 219
EastGroup Properties, REIT  1,091 204
Edwards Lifesciences (1) 4,028 254
Electronic Arts  4,358 658
Elevance Health  7,328 3,899
Eli Lilly  4,311 3,467
EOG Resources  1,843 234
EPAM Systems (1) 55 12
EQT  50,536 1,744
Equinix, REIT  1,216 961
Equity LifeStyle Properties, REIT  11,110 763
Equity Residential, REIT  5,678 395
Essex Property Trust, REIT  1,641 457
Evercore, Class A  642 161
Expro Group Holdings (1) 2,104 49
Extra Space Storage, REIT  649 104
Exxon Mobil  21,581 2,559
Fair Isaac (1) 329 526
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $3 (1)(4)(5) 163 1
Federal Realty Investment Trust, REIT  263 29
FedEx  2,030 614
FirstEnergy  1,007 42
Fiserv (1) 12,450 2,036
Floor & Decor Holdings, Class A (1) 1,294 127
FMC  861 50
Fortinet (1) 10,598 615
Freeport-McMoRan  24,263 1,102
FTI Consulting (1) 2,483 541
Gaming & Leisure Properties, REIT  4,375 220
GE HealthCare Technologies  4,158 352
GE Vernova (1) 2,317 413
General Dynamics  5,514 1,647
General Electric  10,199 1,736

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Global Payments  4,176 424
Goldman Sachs Group  4,011 2,042
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(4)(5) 826 15
Halliburton  26,289 912
HB Fuller  650 56
HCA Healthcare  1,258 457
Healthcare Realty Trust, REIT  3,431 61
Hess  999 153
Hilton Worldwide Holdings  4,938 1,060
Hologic (1) 3,750 306
Home Depot  2,449 902
Honeywell International  6,676 1,367
Host Hotels & Resorts, REIT  1,076 19
Howmet Aerospace  2,281 218
Hubbell  150 59
Humana  424 153
Huntington Bancshares  70,361 1,052
Huntsman  2,198 53
IDEX  890 186
Ingersoll Rand  6,394 642
Insmed (1) 1,626 118
Intel  13,373 411
International Flavors & Fragrances  769 76
International Paper  36,875 1,714
Intuit  562 364
Intuitive Surgical (1) 2,096 932
Ivanhoe Electric (1)(3) 7,167 71
Johnson & Johnson  13,244 2,091
JPMorgan Chase  20,609 4,386
Kenvue  113,208 2,093
Keurig Dr Pepper  34,669 1,188
KeyCorp  21,242 343
Keysight Technologies (1) 10,592 1,478
Kilroy Realty, REIT  4,225 156
Kimco Realty, REIT  3,981 86
Kinder Morgan  2,485 53
KLA  1,480 1,218
Kosmos Energy (1) 34,046 188
L3Harris Technologies  3,184 722
Lam Research  775 714
Laureate Education  3,359 52
Linde  5,407 2,452
Lineage, REIT (1) 714 63

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Loar Holdings (1) 778 49
Louisiana-Pacific  809 79
Lowe's  2,759 677
LPL Financial Holdings  2,565 568
Lululemon Athletica (1) 255 66
Marathon Petroleum  1,308 232
Marriott International, Class A  2,162 491
Marsh & McLennan  7,593 1,690
Martin Marietta Materials  840 498
Mastercard, Class A  2,148 996
McDonald's  5,784 1,535
Merck  15,177 1,717
Meta Platforms, Class A  7,431 3,528
MetLife  10,699 822
Mettler-Toledo International (1) 466 709
Micron Technology  3,732 410
Microsoft  32,918 13,771
Middleby (1) 120 16
Molina Healthcare (1) 2,468 842
Mondelez International, Class A  7,598 519
MongoDB (1) 452 114
Monolithic Power Systems  296 255
Morgan Stanley  1,694 175
Mosaic  15,030 447
MP Materials (1)(3) 3,353 45
MSCI  69 37
Netflix (1) 4,261 2,677
Newmont  4,667 229
Newmont, CDI (AUD)  3,081 149
NextEra Energy  5,270 403
NIKE, Class B  254 19
Noble  1,485 70
Norfolk Southern  3,677 918
Northrop Grumman  200 97
Norwegian Cruise Line Holdings (1) 9,670 178
Nucor  2,809 458
NVIDIA  107,156 12,539
NXP Semiconductors  5,004 1,317
Old Dominion Freight Line  6,480 1,362
O'Reilly Automotive (1) 575 648
Owens Corning  123 23
Packaging Corp. of America  459 92
Parker-Hannifin  1,163 653

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(4)(5) 21,572 9
Pebblebrook Hotel Trust, REIT  3,610 49
Permian Resources  22,564 346
PG&E  2,337 43
Phillips 66  532 77
Planet Fitness, Class A (1) 4,252 313
PNC Financial Services Group  1,042 189
Pool  55 21
Procter & Gamble  18,617 2,993
Progressive  6,683 1,431
Prologis, REIT  11,032 1,391
Prothena (1) 314 7
PTC (1) 3,170 564
Public Storage, REIT  7,218 2,136
QUALCOMM  5,452 987
Quanta Services  202 54
Quest Diagnostics  567 81
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155 (1)(4)(5) 16,193 5
Range Resources  33,585 1,049
Rayonier, REIT  2,559 78
Regency Centers, REIT  6,911 465
Reliance  1,354 412
Repligen (1) 644 108
Republic Services  5,924 1,151
Revvity  5,717 718
Rexford Industrial Realty, REIT  12,506 627
Rockwell Automation  3,330 928
Roper Technologies  1,421 774
Ross Stores  3,258 467
Royal Gold  689 95
RPM International  573 70
S&P Global  360 174
SBA Communications, REIT  984 216
Schlumberger  51,966 2,509
ServiceNow (1) 1,268 1,033
Sherwin-Williams  2,658 932
Simon Property Group, REIT  3,553 545
SL Green Realty, REIT  715 48
Snowflake, Class A (1) 396 52
Soleno Therapeutics (1) 281 14
Southern  699 58
Southwestern Energy (1) 38,924 251

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Stanley Black & Decker  542 57
Steel Dynamics  2,908 387
Stryker  1,061 347
Sun Communities, REIT  2,142 271
Synopsys (1) 1,222 682
T-Mobile U.S.  13,699 2,497
Targa Resources  1,234 167
Target  3,403 512
TechnipFMC  26,056 769
Tenet Healthcare (1) 5,832 873
Terreno Realty, REIT  4,748 325
Tesla (1) 4,287 995
Texas Instruments  6,768 1,379
Thermo Fisher Scientific  5,999 3,679
TJX  9,863 1,115
TPG  521 27
Tractor Supply  2,995 789
TransDigm Group  93 120
TransUnion  2,692 243
Travelers  3,134 678
Uber Technologies (1) 3,221 208
Union Pacific  3,882 958
UnitedHealth Group  9,102 5,244
Upwork (1) 14,740 179
Valero Energy  1,158 187
Ventas, REIT  6,362 346
Veralto  311 33
Viper Energy  616 26
Visa, Class A  18,591 4,939
Vulcan Materials  341 94
Walmart  30,422 2,088
Warrior Met Coal  1,689 117
Waste Connections  2,290 407
Weatherford International (1) 423 50
Wells Fargo  6,792 403
Welltower, REIT  5,721 636
Western Alliance Bancorp  1,716 138
Westinghouse Air Brake Technologies  10,989 1,771
Weyerhaeuser, REIT  21,755 691
Williams  15,381 660
Xcel Energy  14,765 860
Zoetis  852 153
259,139

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $97 (1)(4)(5) 2,160 76
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $42 (1)(4)(5) 618 21
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (1)(4)(5) 4 4
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $52 (1)(4)(5) 6,404 23
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)(4)
(5) 348 31
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)
(4)(5) 927 81
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (1)(4)(5) 96 8
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(4)(5) 1,103 21
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(4)(5) 255 34
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (1)(4)(5) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(4)(5) 2,594 190
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (1)(4)(5) 2,843 209
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $37 (1)
(4)(5) 2,783 27
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (1)(4)(5) 971 9
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(4)(5) 1,666 86
Sortera Tech, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (1)(4)(5) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(4)(5) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(4)(5) 3,239 4
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (1)(4)(5) 1,491 12
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (1)(4)(5) 802 16
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)(4)
(5) 1,669 103
1,113
Corporate Bonds 3.1%
AbbVie, 2.95%, 11/21/26  145,000 140
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.80%, 3/15/29  150,000 152

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
AHS Hospital, 5.024%, 7/1/45  20,000 20
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 99
Ally Financial, 2.20%, 11/2/28  120,000 106
Altria Group, 2.35%, 5/6/25  40,000 39
Amazon.com, 2.80%, 8/22/24  50,000 50
Ameren, 5.70%, 12/1/26  185,000 188
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  144,855 132
American Express, VR, 6.489%, 10/30/31 (6) 285,000 309
American Honda Finance, 0.75%, 8/9/24  260,000 260
American Tower, 1.45%, 9/15/26  355,000 331
Amphenol, 2.20%, 9/15/31  105,000 88
Amphenol, 4.75%, 3/30/26  25,000 25
Amphenol, 5.05%, 4/5/29  55,000 56
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  240,000 198
AT&T, 2.75%, 6/1/31  215,000 188
Atlassian, 5.25%, 5/15/29  35,000 36
Autodesk, 2.40%, 12/15/31  135,000 115
AutoZone, 3.125%, 4/21/26  170,000 165
AutoZone, 3.75%, 6/1/27  70,000 68
Bank of America, 3.50%, 4/19/26  400,000 392
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 108
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 226
Banner Health, 1.897%, 1/1/31  65,000 55
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 104
Becton Dickinson & Company, 3.70%, 6/6/27  183,000 178
Becton Dickinson & Company, 5.081%, 6/7/29  170,000 173
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 24
BlackRock Funding, 4.70%, 3/14/29  50,000 50
Boardwalk Pipelines, 4.95%, 12/15/24  10,000 10
Booking Holdings, 3.65%, 3/15/25  30,000 30
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (2) 100,000 93
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 189
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 76
Cameron LNG, 2.902%, 7/15/31 (2) 40,000 35
Cameron LNG, 3.701%, 1/15/39 (2) 30,000 25
Cardinal Health, 3.41%, 6/15/27  125,000 120
Cardinal Health, 3.75%, 9/15/25  80,000 79
Carvana, 12.00%, 12/1/28, (12.00% PIK) (2)(9) 17,929 19
Carvana, 13.00%, 6/1/30, (13.00% PIK) (2)(9) 27,540 30
Carvana, 14.00%, 6/1/31, (14.00% PIK) (2)(9) 32,977 38

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 243
Centra Health, 4.70%, 1/1/48  385,000 338
Charter Communications Operating, 4.908%, 7/23/25  12,000 12
Charter Communications Operating, 6.10%, 6/1/29  80,000 82
Charter Communications Operating, 6.15%, 11/10/26  155,000 158
Cigna Group, 3.25%, 4/15/25  250,000 246
Citigroup, 4.45%, 9/29/27  70,000 69
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 308
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 97
CMS Energy, 4.875%, 3/1/44  25,000 23
CNO Global Funding, 2.65%, 1/6/29 (2) 315,000 280
CommonSpirit Health, 2.76%, 10/1/24  95,000 95
CommonSpirit Health, 2.782%, 10/1/30  50,000 44
Corebridge Financial, 4.40%, 4/5/52  375,000 304
CRH America Finance, 3.95%, 4/4/28 (2) 400,000 389
Crown Castle, 2.10%, 4/1/31  250,000 208
Crown Castle, 3.70%, 6/15/26  40,000 39
Crown Castle, 4.75%, 5/15/47  30,000 26
CVS Health, 2.70%, 8/21/40  540,000 369
Diamondback Energy, 5.15%, 1/30/30  35,000 35
Discover Financial Services, 3.75%, 3/4/25  15,000 15
DTE Energy, 4.95%, 7/1/27  45,000 45
Elevance Health, 4.101%, 3/1/28  130,000 127
Elevance Health, 4.65%, 1/15/43  20,000 18
Energy Transfer, 5.25%, 4/15/29  120,000 122
Energy Transfer, 5.60%, 9/1/34  175,000 178
ERAC USA Finance, 5.40%, 5/1/53 (2) 300,000 297
Essex Portfolio, 2.65%, 3/15/32  135,000 114
Eversource Energy, Series M, 3.30%, 1/15/28  15,000 14
Experian Finance, 2.75%, 3/8/30 (2) 200,000 180
Extra Space Storage, 4.00%, 6/15/29  145,000 140
FirstEnergy Transmission, 4.35%, 1/15/25 (2) 65,000 65
Fiserv, 3.20%, 7/1/26  100,000 97
Fiserv, 5.45%, 3/15/34  175,000 179
Florida Gas Transmission, 4.35%, 7/15/25 (2) 215,000 213
Ford Motor Credit, 7.122%, 11/7/33  200,000 214
Foundry JV Holdco, 6.15%, 1/25/32 (2) 200,000 208
GATX, 6.90%, 5/1/34  270,000 301
General Motors, 4.00%, 4/1/25  55,000 54
General Motors Financial, 2.40%, 4/10/28  305,000 278
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.50%, 1/23/25  300,000 297
Goldman Sachs Group, 3.85%, 1/26/27  115,000 112

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 171
Goldman Sachs Group, VR, 2.908%, 7/21/42 (6) 130,000 94
Hasbro, 3.00%, 11/19/24  150,000 148
HCA, 4.125%, 6/15/29  235,000 226
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (2) 95,000 96
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 28
Healthpeak, 2.125%, 12/1/28  80,000 72
Healthpeak, 2.875%, 1/15/31  45,000 40
High Street Funding Trust I, 4.111%, 2/15/28 (2) 100,000 96
Honeywell International, 1.10%, 3/1/27  275,000 253
Humana, 5.95%, 3/15/34  110,000 115
Hyundai Capital America, 1.30%, 1/8/26 (2) 145,000 137
Hyundai Capital America, 1.65%, 9/17/26 (2) 180,000 168
Hyundai Capital America, 1.80%, 10/15/25 (2) 55,000 53
Hyundai Capital America, 2.00%, 6/15/28 (2) 235,000 211
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 122
Ingersoll Rand, 5.176%, 6/15/29  170,000 173
Intercontinental Exchange, 3.75%, 12/1/25  75,000 74
Intercontinental Exchange, 5.25%, 6/15/31  75,000 77
Interpublic Group of Companies, 5.375%, 6/15/33  410,000 410
IQVIA, 6.25%, 2/1/29  50,000 52
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 222
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 141
Kentucky Utilities, 4.375%, 10/1/45  65,000 55
Keysight Technologies, 4.55%, 10/30/24  230,000 229
Kilroy Realty, 3.45%, 12/15/24  40,000 40
Kilroy Realty, 4.25%, 8/15/29  25,000 23
Kilroy Realty, 4.375%, 10/1/25  15,000 15
L3Harris Technologies, 4.854%, 4/27/35  50,000 48
Liberty Mutual Group, 4.85%, 8/1/44 (2) 20,000 18
LYB International Finance II, 3.50%, 3/2/27  300,000 290
Marriott International, Series AA, 4.65%, 12/1/28  285,000 283
Mars, 4.75%, 4/20/33 (2) 125,000 124
MassMutual Global Funding II, 5.10%, 4/9/27 (2) 220,000 223
McDonald's, 1.45%, 9/1/25  65,000 63
McKesson, 5.25%, 2/15/26  370,000 370
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 100
Met Tower Global Funding, 1.25%, 9/14/26 (2) 245,000 228
Microchip Technology, 5.05%, 3/15/29  55,000 56
Micron Technology, 4.185%, 2/15/27  181,000 177

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (2) 110,000 108
Mississippi Power, 3.95%, 3/30/28  170,000 166
Moody's, 2.00%, 8/19/31  335,000 279
Morgan Stanley, 4.30%, 1/27/45  45,000 39
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 370
Motorola Solutions, 5.00%, 4/15/29  50,000 50
NextEra Energy Capital Holdings, 2.44%, 1/15/32  320,000 270
NiSource, 3.49%, 5/15/27  215,000 208
NiSource, 3.95%, 3/30/48  105,000 82
Northern Trust, 3.95%, 10/30/25  25,000 25
Nucor, 2.70%, 6/1/30  70,000 63
Nucor, 3.95%, 5/1/28  121,000 118
Occidental Petroleum, 5.375%, 1/1/32  105,000 106
Omnicom Group, 3.65%, 11/1/24  50,000 50
O'Reilly Automotive, 3.60%, 9/1/27  145,000 140
O'Reilly Automotive, 5.75%, 11/20/26  35,000 36
Owens Corning, 5.70%, 6/15/34  50,000 52
PACCAR Financial, 0.90%, 11/8/24  415,000 410
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 252
Packaging Corp. of America, 3.65%, 9/15/24  15,000 15
PayPal Holdings, 2.40%, 10/1/24  345,000 343
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 195
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 76
Pioneer Natural Resources, 5.10%, 3/29/26  50,000 50
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Principal Financial Group, 2.125%, 6/15/30  160,000 137
Principal Financial Group, 3.40%, 5/15/25  35,000 34
Public Storage Operating, 1.95%, 11/9/28  150,000 134
Realty Income, 2.20%, 6/15/28  70,000 64
Regency Centers, 4.125%, 3/15/28  35,000 34
Republic Services, 3.375%, 11/15/27  230,000 221
Revvity, 1.90%, 9/15/28  230,000 204
RGA Global Funding, 5.448%, 5/24/29 (2) 100,000 102
Roper Technologies, 2.95%, 9/15/29  60,000 55
Roper Technologies, 3.80%, 12/15/26  50,000 49
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 49
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 126
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 113
SBA Tower Trust, 2.836%, 1/15/25 (2) 250,000 246
Sempra, 3.30%, 4/1/25  185,000 182
ServiceNow, 1.40%, 9/1/30  235,000 196
Simon Property Group, 2.65%, 2/1/32  340,000 292
Simon Property Group, 3.375%, 10/1/24  45,000 45

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Solventum, 5.40%, 3/1/29 (2) 110,000 111
Southern, 5.70%, 3/15/34  90,000 93
Synchrony Financial, 4.25%, 8/15/24  375,000 374
Texas Instruments, 1.125%, 9/15/26  80,000 75
Texas Instruments, 1.375%, 3/12/25  45,000 44
Time Warner Cable, 6.55%, 5/1/37  13,000 13
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 46
Trinity Health, 4.125%, 12/1/45  25,000 22
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,631 3
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  253,494 232
UnitedHealth Group, 3.75%, 7/15/25  40,000 40
UnitedHealth Group, 4.70%, 4/15/29  200,000 202
Verizon Communications, 1.68%, 10/30/30  28,000 23
Verizon Communications, 2.625%, 8/15/26  230,000 221
Waste Connections, 2.20%, 1/15/32  155,000 130
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 415
Willis North America, 4.50%, 9/15/28  160,000 157
WP Carey, 3.85%, 7/15/29  115,000 109
25,255
Equity Mutual Funds 7.9%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund
- I Class (7) 1,879,827 44,890
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7) 2,179,409 20,923
65,813
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 243
California, Build America, GO, 7.625%, 3/1/40  35,000 43
California State Univ., Series B, 2.795%, 11/1/41  250,000 186
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41  225,000 180
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 322
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 180
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  15,000 15
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  15,000 18
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 156
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  20,000 20

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Metropolitan Government Nashville & Davidson County Health
& Ed. Facs, Vanderbilt Univ. Medical Center, Series B, 3.235%,
7/1/52  200,000 135
Metropolitan Transportation Auth., Series A-1, Build America,
5.871%, 11/15/39 (Prerefunded 8/9/24) (10) 15,000 16
Miami-Dade County Transit System, Series B, Build America,
5.624%, 7/1/40  160,000 166
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  123,000 138
New York State Dormitory Auth., Series F, Build America,
Unrefunded Portion, 5.628%, 3/15/39  15,000 15
Philadelphia Auth. for IDA, 3.964%, 4/15/26  5,000 5
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46  20,000 20
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 24
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36  110,000 104
1,986
Non-U.S. Government Mortgage-Backed Securities 0.8%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (2) 60,705 52
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO,
ARM, 1.115%, 1/25/66 (2) 19,919 17
Angel Oak Mortgage Trust, Series 2021-2, Class A1, CMO,
ARM, 0.985%, 4/25/66 (2) 56,590 48
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO,
STEP, 4.80%, 9/26/67 (2) 208,439 207
BANK5, Series 2024-5YR8, Class A3, 5.884%, 8/15/57  115,000 119
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (2) 72,616 64
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 7.603%, 11/15/34 (2) 50,000 1
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM,
6.363%, 7/15/56  145,000 151
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  190,000 196
BWAY Mortgage Trust, Series 2022-26BW, Class A, 3.402%,
2/10/44 (2) 150,000 122
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 6.447%, 10/15/36 (2) 225,000 218
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65A, ARM, 4.411%, 5/15/52 (2) 100,000 68
CD Mortgage Trust, Series 2016-CD2, Class A4, ARM, 3.526%,
11/10/49  55,000 52

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CD Mortgage Trust, Series 2017-CD3, Class B, ARM, 3.984%,
2/10/50  110,000 65
Chase Home Lending Mortgage Trust, Series 2023-RPL1,
Class A1, CMO, ARM, 3.50%, 6/25/62 (2) 208,373 191
Citigroup Commercial Mortgage Trust, Series 2015-GC33,
Class A4, 3.778%, 9/10/58  25,000 24
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (2) 52,840 45
Cold Storage Trust, Series 2020-ICE5, Class B, ARM, 1M
TSFR + 1.414%, 6.742%, 11/15/37 (2) 137,619 137
Commercial Mortgage Trust, Series 2015-CR24, Class A5,
3.696%, 8/10/48  40,000 39
Commercial Mortgage Trust, Series 2015-LC21, Class A4,
3.708%, 7/10/48  60,000 59
Commercial Mortgage Trust, Series 2015-LC23, Class A4,
3.774%, 10/10/48  100,000 98
Connecticut Avenue Securities, Series 2021-R02, Class 2M1,
CMO, ARM, SOFR30A + 0.90%, 6.247%, 11/25/41 (2) 15,464 15
Connecticut Avenue Securities Trust, Series 2023-R04, Class
1M1, CMO, ARM, SOFR30A + 2.30%, 7.648%, 5/25/43 (2) 156,840 161
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 6.347%, 5/25/44 (2) 34,648 35
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (2) 13,398 13
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (2) 38,035 35
Extended Stay America Trust, Series 2021-ESH, Class B, ARM,
1M TSFR + 1.494%, 6.823%, 7/15/38 (2) 90,642 90
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K068, Class A1, 2.952%, 2/25/27  14,376 14
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K137, Class A2, ARM, 2.347%, 11/25/31  860,000 750
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-150, Class A2, ARM, 3.71%, 9/25/32  370,000 351
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K-156, Class A2, ARM, 4.43%, 2/25/33  285,000 284
Federal Home Loan Mortgage Multifamily Structured PTC,
Series K753, Class A2, 4.40%, 10/25/30  405,000 405
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (2) 5,212 5
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (2) 100,000 81
GS Mortgage Securities Trust, Series 2015-GC32, Class A4,
3.764%, 7/10/48  25,000 25
GS Mortgage Securities Trust, Series 2018-GS9, Class A4,
ARM, 3.992%, 3/10/51  65,000 61

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C30, Class A5, 3.822%, 7/15/48  65,000 63
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust, Series 2015-C31, Class A3, 3.801%, 8/15/48  41,719 41
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (2) 100,000 82
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (2) 31,265 28
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (2) 37,024 34
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11, CMO,
ARM, 1M TSFR + 0.944%, 6.00%, 8/25/50 (2) 8,176 8
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (2) 14,535 13
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B,
ARM, 1M TSFR + 1.215%, 6.544%, 4/15/38 (2) 213,914 212
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C24, Class AS, ARM, 4.036%, 5/15/48  35,000 33
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class A4, 3.753%, 12/15/47  85,000 83
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  155,000 149
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-
NQM1, Class A2, CMO, STEP, 7.53%, 9/25/68 (2) 91,248 93
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (2) 128,595 108
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 6.564%, 10/25/59 (2) 7,596 8
OBX Trust, Series 2023-NQM9, Class A2, CMO, STEP,
7.513%, 10/25/63 (2) 85,915 88
OBX Trust, Series 2024-NQM7, Class A1, CMO, STEP,
6.243%, 3/25/64 (2) 97,807 99
OBX Trust, Series 2024-NQM9, Class A1, CMO, STEP, 6.03%,
1/25/64 (2) 113,696 115
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.187%, 12/25/49 (2) 182,988 155
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (2) 5,818 5
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (2) 826 1
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (2) 18,151 17
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 6.197%,
11/25/41 (2) 83,987 84

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.597%, 5/25/44 (2) 29,397 29
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 6.597%, 3/25/44 (2) 146,090 146
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (2) 11,320 11
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO,
ARM, 5.10%, 7/25/65 (2) 100,000 99
Verus Securitization Trust, Series 2019-4, Class A1, CMO,
STEP, 3.642%, 11/25/59 (2) 11,510 11
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 3.692%, 11/25/59 (2) 24,213 24
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (2) 28,885 26
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (2) 105,375 105
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (2) 96,569 97
Wells Fargo Commercial Mortgage Trust, Series 2015-C30,
Class A4, 3.664%, 9/15/58  41,000 40
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2,
Class A5, ARM, 3.767%, 7/15/58  75,000 73
6,478
Private Investment Companies 7.4%
Blackstone Partners Offshore Fund, Series E1 (4) 24,764 61,365
61,365
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 7.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,830,000 1,168
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 608
U.S. Treasury Bonds, 1.75%, 8/15/41  1,310,000 897
U.S. Treasury Bonds, 1.875%, 2/15/41  580,000 411
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 734
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,563
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 226
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,479
U.S. Treasury Bonds, 2.50%, 2/15/45  145,000 107
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 51
U.S. Treasury Bonds, 2.75%, 8/15/47 (11) 4,915,000 3,697
U.S. Treasury Bonds, 2.875%, 8/15/45  570,000 447
U.S. Treasury Bonds, 3.00%, 11/15/44  395,000 318
U.S. Treasury Bonds, 3.00%, 11/15/45  435,000 348
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 174
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 581

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 117
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 622
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 247
U.S. Treasury Bonds, 3.125%, 8/15/44  110,000 91
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 192
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 273
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 70
U.S. Treasury Bonds, 3.625%, 5/15/53  1,090,000 958
U.S. Treasury Bonds, 3.875%, 8/15/40  580,000 555
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 564
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 98
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 141
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 354
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 157
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 386
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 683
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  104,709 63
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  279,749 177
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  293,291 227
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  697,745 560
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  266,746 206
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  248,374 192
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  82,048 66
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  143,918 114
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  168,495 132
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  164,675 145
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  617,565 537
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  286,832 292
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54 (11) 74,909 75
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  746,109 723
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  2,131,950 2,044
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  1,002,341 963
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  2,154,801 2,063
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27 (11) 4,259,299 4,038
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  549,320 503
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  612,480 558
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  422,272 380
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  699,857 653
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/25  198,657 194
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  114,593 109
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  352,519 342
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  783,040 716
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  144,638 139

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  195,530 188
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  1,123,611 1,097
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  382,621 369
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  2,188,218 2,168
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29  3,627,684 3,680
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,630,973 3,723
U.S. Treasury Inflation-Indexed Notes, 3.875%, 4/15/29  286,571 313
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 345
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 107
U.S. Treasury Notes, 0.875%, 6/30/26  1,215,000 1,139
U.S. Treasury Notes, 1.25%, 8/15/31  1,035,000 863
U.S. Treasury Notes, 1.625%, 8/15/29  1,650,000 1,478
U.S. Treasury Notes, 1.875%, 2/28/27  2,720,000 2,571
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 315
U.S. Treasury Notes, 3.625%, 5/31/28  245,000 242
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 725
U.S. Treasury Notes, 4.00%, 2/15/34  430,000 428
U.S. Treasury Notes, 4.125%, 9/30/27  2,220,000 2,226
U.S. Treasury Notes, 4.125%, 10/31/27  1,195,000 1,198
U.S. Treasury Notes, 4.25%, 2/28/29  735,000 745
U.S. Treasury Notes, 4.375%, 11/30/28  1,105,000 1,123
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 154
U.S. Treasury Notes, 4.50%, 5/31/29  355,000 364
60,089
Total United States (Cost $504,470) 611,551
VIETNAM 0.3%
Common Stocks 0.3%
Asia Commercial Bank  316,436 324
Bank for Foreign Trade of Vietnam (1) 111,981 396
Binh Minh Plastics  10,500 40
FPT  92,533 472
FPT Digital Retail  7,895 54
Hoa Phat Group (1) 529,980 572
Khang Dien House Trading & Investment (1) 32,934 47
Military Commercial Joint Stock Bank  221,042 229
Mobile World Investment  44,100 112
Nam Long Investment  24,866 41
Phu Nhuan Jewelry  18,600 75
Saigon Beer Alcohol Beverage  19,600 43
Vietnam Dairy Products  37,100 105
Vietnam Engine & Agricultural Machinery  48,500 82

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Vietnam Prosperity Bank  52,800 40
Vincom Retail (1) 46,200 34
Total Vietnam (Cost $1,996) 2,666
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 5.36% (7)(12) 9,863,297 9,863
Total Short-Term Investments (Cost $9,863) 9,863
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.36% (7)(12) 3,968,129 3,968
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,968
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.36% (7)(12) 916,676 917
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 917
Total Securities Lending Collateral (Cost $4,885) 4,885
Total Investments in Securities  100.5%
(Cost $675,289) $ 834,123
Other Assets Less Liabilities (0.5)% (4,273)
Net Assets 100.0% $ 829,850
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,469 and represents 1.7% of net assets.
(3) All or a portion of this security is on loan at July 31, 2024.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,759 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Prerefunded date is used in determining portfolio maturity.
(11) At July 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
IDA Industrial Development Authority/Agency
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NVDR Non-Voting Depositary Receipts
NZD New Zealand Dollar
OMR Rial Omani
OTC Over-the-counter
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
iShares iBoxx High Yield
Corporate Bond ETF, Put,
8/16/24 @ $77.00 467 3,668 (3)
Morgan Stanley
S&P 500 Index, Call,
9/20/24 @ $5,500.00 70 38,656 (1,096)
Total Options Written (Premiums $(711)) $ (1,099)

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 2,000 45 42 3
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 800 18 17 1
Total United States 4
Total Centrally Cleared Credit Default Swaps,
Protection Sold 4
Total Centrally Cleared Swaps 4
Net payments (receipts) of variation margin to date (3)
Variation margin receivable (payable) on centrally cleared swaps $ 1

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/30/24 USD 3,804 CHF 3,352 $ (29)
BNP Paribas 8/30/24 USD 9,207 JPY 1,405,044 (217)
JPMorgan Chase 8/30/24 USD 2,847 AUD 4,335 10
JPMorgan Chase 8/30/24 USD 5,850 GBP 4,552 (3)
JPMorgan Chase 8/30/24 USD 1,223 SEK 13,225 (14)
State Street 8/30/24 USD 1,554 DKK 10,683 2
State Street 8/30/24 USD 12,952 EUR 11,922 31
State Street 8/30/24 USD 657 HKD 5,124 —
State Street 8/30/24 USD 134 ILS 495 2
State Street 8/30/24 USD 224 NOK 2,467 (2)
State Street 8/30/24 USD 67 NZD 114 (1)
State Street 8/30/24 USD 453 SGD 607 (2)
State Street 10/7/24 JPY 50,546 USD 317 24
Net unrealized gain (loss) on open forward
currency exchange contracts $ (199)

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 18 MSCI EAFE Index contracts 9/24 (2,151) $ (47)
Long, 67 S&P 500 E-Mini Index contracts 9/24 18,619 (110)
Long, 26 U.S. Treasury Long Bond contracts 9/24 3,140 100
Long, 29 U.S. Treasury Notes five year contracts 9/24 3,129 29
Long, 16 U.S. Treasury Notes ten year contracts 9/24 1,789 44
Long, 1 U.S. Treasury Notes two year contracts 9/24 205 2
Long, 3 Ultra U.S. Treasury Bonds contracts 9/24 384 12
Short, 4 Ultra U.S. Treasury Notes ten year
contracts 9/24 (462) (17)
Net payments (receipts) of variation margin to date 221
Variation margin receivable (payable) on open futures contracts $ 234

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.49%  $ (275) $ (149) $ 612
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.51%  (264) 759 806
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.01%  (617) 3,768 1,358
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 8.40%  (3) 148 571
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.85%  (139) 1,563 1,026
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,346 12,023 340
T. Rowe Price International Bond Fund - I
Class, 3.66%  (828) 2,383 568
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.44%  — 206 91
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (175) 100 1,347
T. Rowe Price Government Reserve Fund,
5.36% — — —++
T. Rowe Price Treasury Reserve Fund, 5.36% — — 347
Affiliates not held at period end — — 10
Totals $ 45# $ 20,801 $ 7,076+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.49%  $ 16,583 $ 614 $ 1,525 $ 15,523
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.51%  17,787 809 2,014 17,341
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.01%  30,341 1,357 2,917 32,549
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 8.40%  8,369 571 103 8,985
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.85%  19,635 1,026 1,139 21,085
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  42,331 1,697 11,161 44,890
T. Rowe Price International
Bond Fund - I Class, 3.66%  24,329 568 3,328 23,952
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.44%  2,159 4,491 — 6,856
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  21,151 1,347 1,675 20,923
T. Rowe Price Government
Reserve Fund, 5.36% 3,057  ¤  ¤ 4,885
T. Rowe Price Treasury
Reserve Fund, 5.36% 18,210  ¤  ¤ 9,863
Total $ 206,852^
# Capital gain distributions from underlying Price funds represented $1,357 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,076 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $217,356.

T. ROWE PRICE Global Allocation Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Global Allocation Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Global Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 107,332 $ — $ 107,332
Bond Mutual Funds 126,291 — — 126,291
Common Stocks 282,559 173,729 142 456,430
Closed-End Mutual Funds — 26 — 26
Convertible Preferred Stocks — — 1,617 1,617
Equity Mutual Funds 65,813 — — 65,813
Preferred Stocks — 501 — 501
Private Investment
Companies — — 61,365 61,365
Short-Term Investments 9,863 — — 9,863
Securities Lending Collateral 4,885 — — 4,885
Total Securities 489,411 281,588 63,124 834,123
Swaps* — 4 — 4
Forward Currency Exchange
Contracts — 69 — 69
Futures Contracts* 187 — — 187
Total $ 489,598 $ 281,661 $ 63,124 $ 834,383
Liabilities
Options Written $ — $ 1,099 $ — $ 1,099
Forward Currency Exchange
Contracts — 268 — 268
Futures Contracts* 174 — — 174
Total $ 174 $ 1,367 $ — $ 1,541

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2024, totaled $3,802,000 for the period ended July 31, 2024.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
7/31/24
Investment in Securities
Common Stocks $ 156 $ 16 $ — $ (30) $ 142
Convertible Preferred
Stocks 1,372 245 10 (10) 1,617
Private Investment
Companies 59,932 4,433 — (3,000) 61,365
Total $ 61,460 $ 4,694 $ 10 $ (3,040) $ 63,124

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 142 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
5.0x
- 10.2x
7.9x Increase
Gross profit
growth rate
25% 25% Increase
Enterprise
value to sales
multiple
1.7x
- 7.8x
4.8x Increase
Sales growth
rate
24% 24% Increase
Discount for
liquidation
preference
—# —# Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 1,617 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#

T. ROWE PRICE Global Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Premium to
public company
multiples
15%
- 30%
24% Increase
Enterprise
value to gross
profit multiple
6.8x
- 20.1x
16.9x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
- 8.4x
7.6x Increase
Gross profit
growth rate
17%
- 55%
47% Increase
Enterprise
value to sales
multiple
1.9x
- 15.4x
5.3x Increase
Projected
enterprise
value to sales
multiple
2.6x
- 5.1x
3.3x Increase
Sales growth
rate
1%
- 55%
30% Increase
Enterprise
value to EBIT
multiple
8.4x
-11.0x
10.1x Increase
EBIT growth
rate
26% 26% Increase
Projected
enterprise
value to
EBITDA
multiple
9.6x
-25.0x
19.9x Increase
Price to net
asset value
multiple
0.9x 0.9x Increase

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount to
public company
multiples
25% 25% Decrease
Discount rate
for cost of
capital
15%
- 30%
27% Decrease
Discount for
uncertainty
10%
- 60%
35% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 61,365 Rollforward of
Investee NAV
Estimated
return
0.10% 0.10% Increase

T. ROWE PRICE Global Allocation Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F154-054Q3 07/24